PARENT COMPANY, OTHER SHAREHOLDERS, ASSOCIATES AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Schedule of Outstanding Balances Between the Group and the Related Party Transactions and Balances (Details) - ARS ($)
$ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Other receivables	$ 885,659	$ 859,232
Accounts payable	(936,625)	(766,831)
Other liabilities – dividends payable	(1,824,337)	0
InterCement Brasil S.A.
Disclosure of transactions between related parties [line items]
Accounts payable	(30,087)	(193,657)
InterCement Trading e Inversiones S.A.
Disclosure of transactions between related parties [line items]
Other receivables	419,598	514,561
Accounts payable	(165,879)	(42,412)
Intercement Participações S.A.
Disclosure of transactions between related parties [line items]
Other receivables	380,879	344,671
Accounts payable	(740,659)	(530,762)
InterCement Trading e Inversiones Argentina S.L
Disclosure of transactions between related parties [line items]
Other receivables	85,182	0
Other liabilities – dividends payable	$ (1,824,337)	$ 0